Related Parties - Additional Information (Detail) - OAK Street Health Inc and Affiliates [Member] - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Sep. 01, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Liability for unpaid claims		$ 257,227		$ 257,227		$ 170,629	$ 68,174
Fee For Service Revenue [Member]
Related Party Transaction [Line Items]
Due from related parties		22		22		66
Related party transaction other patient service revenue		38	$ 93	222	$ 517
Care Coordination Revenue [Member]
Related Party Transaction [Line Items]
Related party transaction other patient service revenue		820	581	2,227	1,726
Humana [Member]
Related Party Transaction [Line Items]
Revenue from related parties		92,271	77,358	286,125	226,771
Due from related parties		22,093		22,093		49,647
Due to related parties current		3,385		3,385		2,540
Due to related parties noncurrent		9,134		9,134		4,705
Related party transactions, medical claims expenses		62,152	54,998	185,970	154,370
Liability for unpaid claims		60,103		60,103		58,916
Payments for license fees		671	557	2,013	1,455
Operating lease payments		847	$ 311	1,910	$ 907
Deferred rent liability		748		748		1,034
Humana [Member] | License Fee [Member]
Related Party Transaction [Line Items]
Due to related parties current		$ 4,227		$ 4,227		2,753
Humana [Member] | Investor Units III-D [Member]
Related Party Transaction [Line Items]
Limited liability company (LLC) investor unit issued during the period	850,629
Limited liability company (LLC) investor unit value issued during the period	$ 50,000
Capital units value						$ 55,084